PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2025
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

13. PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software and related accumulated depreciation and amortization are as follows:

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
		(in thousands)	(Note 3)
Computers and equipment	175,244	73,478	10,507
Office furniture and fixtures	1,592	1,736	248
Motor vehicles	3,667	3,694	528
Software	10,542	10,542	1,508
Leasehold improvements	—	1,021	146
Less: accumulated depreciation and amortization	(174,496)	(46,889)	(6,705)
Net book value	16,549	43,582	6,232

Depreciation and amortization expenses for the years ended December 31, 2023, 2024 and 2025 amounted to RMB86.9 million, RMB61.5 million, and RMB13.6 million (US$2.0 million), respectively. The depreciation and amortization expenses included in cost of revenues are RMB69.4 million, RMB19.9 million, and RMB7.4 million (US$1.1 million) for the years ended December 31, 2023, 2024, and 2025, respectively, and the depreciation and amortization expenses included in general and administrative expense are RMB17.5 million, RMB41.6 million, and RMB6.2 million (US$0.9million) for the years ended December 31, 2023, 2024, and 2025, respectively. The Group has recorded a gain on disposal of property, equipment, and software amounting to RMB50,000 and RMB1.1 million (US$0.2 million) as other income, net for the years ended December 31, 2023 and 2025, respectively. The Group has recorded a loss on disposal of property, equipment, and software amounting to RMB7.3 million (US$1.0 million), net for the year ended December 31, 2024. The Group has recorded impairment loss of equipment of RMB161.0 million, RMB6.5million, and nil for the years ended December 31, 2023, 2024 and 2025, respectively.